Oil and Gas Properties (Details) (USD $)	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2012	Jun. 30, 2014
Details
Oil and gas expected costs	$ 1,575,000	$ 609,375	$ 2,437,500
Oil and Gas Joint Interest Billing Receivables				$ 87,129